GOODWILL (Details) - Schedule of recoverable values categories by CGU - Goodwill [member] $ in Thousands	Dec. 31, 2019 USD ($)
Bottom of range [member]
GOODWILL (Details) - Schedule of recoverable values categories by CGU [Line Items]
Annual growth rate (Terminal)	1.00%
Exchange rate	4.0	[1]
Discount rate based on the weighted average cost of capital (WACC)	7.50%
Fuel Price from futures price curves commodities markets (in Dollars)	$ 79
Top of range [member]
GOODWILL (Details) - Schedule of recoverable values categories by CGU [Line Items]
Annual growth rate (Terminal)	2.00%
Exchange rate	4.9	[1]
Discount rate based on the weighted average cost of capital (WACC)	8.50%
Fuel Price from futures price curves commodities markets (in Dollars)	$ 80

[1]	In line with the expectations of the Central Bank of Brazil